RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Interest received, classified as operating activities	$ 6,018	$ 1,553	$ 112
Interest paid, classified as operating activities	1,721	2,123	3,014
Other investments in joint ventures	50,109	34,423	45,940
Kibali Jersey Limited [member]
Disclosure of transactions between related parties [line items]
Interest received, classified as operating activities	2,701	3,400	3,591
Interest paid, classified as operating activities	4,856	4,637	4,198
Amounts included in trade and other receivables owing by related parties	18,827	17,381	16,046
Other investments in joint ventures	25,577	28,830	31,086
Kibali Jersey Limited [member] | Randgold Resources Limited [Member]
Disclosure of transactions between related parties [line items]
Payments for management fee	4,385	4,296	4,265
Amounts included in trade and other receivables owing by related parties	0	942	0
Amounts included in loans and borrowings owed to related parties	(860)	(2,197)	(1,802)
Kibali Jersey Limited [member] | Rand Refinery Pty Limited [Member]
Disclosure of transactions between related parties [line items]
Refining fees payable	3,632	3,062	3,564
Amounts included in trade and other receivables owing by related parties	30,457	1,497	850
Kibali Jersey Limited [member] | Societe des Mines d Or de Kilo Moto SA [Member]
Disclosure of transactions between related parties [line items]
Interest paid, classified as operating activities	1,097	1,335	1,232
Amounts included in trade and other receivables owing by related parties	18,827	17,381	16,046
Kibali Jersey Limited [member] | KAS Limited [Member]
Disclosure of transactions between related parties [line items]
Interest received, classified as operating activities	1,846	2,105	2,254
Interest paid, classified as operating activities	3,753	4,482	4,800
Other investments in joint ventures	25,577	28,830	31,086
Amounts included in loans and borrowings owed to related parties	(47,946)	(55,017)	(59,753)
Kibali Jersey Limited [member] | Randgold Resources Congo SPRL [Member]
Disclosure of transactions between related parties [line items]
Amounts included in trade and other receivables owing by related parties	182	45	0
Kibali Jersey Limited [member] | KGL Isiro SARL [Member]
Disclosure of transactions between related parties [line items]
Amounts included in trade and other receivables owing by related parties	64	1	21
Kibali Jersey Limited [member] | Societe des Mines de Tongon SA [Member]
Disclosure of transactions between related parties [line items]
Amounts included in trade and other receivables owing by related parties	41	76	3
Kibali Jersey Limited [member] | Societe des Mines de Loulo SA [Member]
Disclosure of transactions between related parties [line items]
Amounts included in trade and other receivables owing by related parties	4	0	3
Kibali Jersey Limited [member] | Societe des Mines de Gounkoto SA [Member]
Disclosure of transactions between related parties [line items]
Amounts included in trade and other receivables owing by related parties	$ 0	$ 32	$ 32